UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                             AMENDMENT TO FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-03931


                               Clipper Fund, Inc.
               (Exact name of registrant as specified in charter)


                       9601 Wilshire Boulevard, Suite 800
                         Beverly Hills, California 90210
               (Address of principal executive offices) (Zip code)


                                 James H. Gipson
                       9601 Wilshire Boulevard, Suite 800
                         Beverly Hills, California 90210
                     (Name and address of agent for service)


                                    Copy to:
                              Michael Glazer, Esq.
                    c/o Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                                 (213) 683-6207

        Registrant's telephone number, including area code: 800-776-5033

                   Date of fiscal year end: December 31, 2003

                   Date of reporting period: December 31, 2003




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Item 2: Code of Ethics

Clipper Fund, Inc. (the "Fund") has adopted a code of ethics that applies to the Fund's principal executive officer and principal financial officer.

Item 3:  Audit Committee Financial Expert

The Fund's Board of Directors has determined that the Fund does not have an audit committee financial expert serving on the Fund's Audit Committee. The Board concluded that none of the independent Directors qualified based on their understanding of the legal requirements for classification of an "audit committee financial expert." However, the Board concluded that the members of the Audit Committee had sufficient business and financial experience to understand the Fund's accounting and auditing issues, which it believes to be relatively straightforward.

Item 4:  Principal Accountant Fees and Services

Audit Fees: For the Fund's 2002 and 2003 fiscal years, aggregate fees billed by PricewaterhouseCoopers LLP ("PwC") for the audit of the Fund's annual financial statements and services that are normally provided by PwC in connection with statutory and regulatory filings or engagements for those fiscal years were $29,200 and $29,500, respectively.

Audit-Related Fees, Tax Fees, and All Other Fees: In the fiscal years 2002 and 2003, PwC did not provide any audit-related, tax, or other related services to the Fund.

The Fund's Audit Committee Charter requires pre-approval by the Audit Committee of all audit and permissible non-audit services to be provided to the Fund by PwC, including fees.

For the 2002 and 2003 fiscal years, Pacific Financial Research, Inc. ("PFR"), the Fund's investment adviser, paid PwC $13,000 and $15,000, respectively, for AIMR-PPS(R) performance verification. The Audit Committee of the Fund's Board of Directors considered these non-audit services provided to PFR and determined that they were compatible with maintaining PwC's independence when providing services to the Fund.

Item 10: Controls and Procedures

(a) The Fund's Form N-CSR Disclosure Controls and Procedures delegate to Pacific Financial Research, Inc. ("PFR"), as the Fund's investment adviser, the task of preparing and filing the Fund's Form N-CSR Reports, and in that connection direct the Fund's principal executive and financial officers to review and evaluate PFR's disclosure controls and procedures with respect to the Fund (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")). PFR's disclosure controls and procedures were not documented until September 2004 (the "Current Controls and Procedures"). The Fund's principal executive and principal financial officers have evaluated the Current Controls and Procedures within 90 days of the filing date of this amended report (the "Evaluation Date") and have concluded that the Current Controls and Procedures are effective.

In connection with their recent evaluation of the Current Controls and Procedures, such officers also evaluated PFR's unwritten controls and procedures with respect to generation of the Fund's shareholder reports (the "Prior Controls and Procedures") that were in effect at the time of initial filing of the report amended hereby (the "Original Filing"), including the report to shareholders filed as item 1 thereof (the "Shareholder Report"). They concluded as follows:

        (i) The provisions of the Prior Controls and Procedures with respect to the financial information contained in the Shareholder Report were the same in all material respects as those of the Current Controls and Procedures and were effective as of the date of the Original Filing.

        (ii) The provisions of the Prior Controls and Procedures with respect to the non-financial information contained in the Shareholder Report were substantially the same as those of the Current Controls and Procedures. However, the Prior Controls and Procedures were not



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        implemented in a fully effective manner with respect to non-financial information as of the date of the Original Filing. Accordingly, the Current Controls and Procedures have added a review of this type of information by the Fund's newly appointed Chief Compliance Officer.

        (iii) The Prior Controls and Procedures did not include provisions to ensure that responses to all items of Form N-CSR (including those added by this amendment), other than the Shareholder Report provided in accordance with item 1 of the Form, were included in the Original Filing, and thus were not effective in that regard. Accordingly, the Current Controls and Procedures have added provisions with respect to such other items.

(b) There have been no changes in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Fund's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 11(a)(1):  Exhibits

Attached as Exhibit 11(a)(1) is the Fund's code of ethics that applies to the Fund's principal executive officer and principal financial officer. The code of ethics is also available on the Fund's Internet website at www.clipperfund.com.

Item 11 (a)(2):  Certifications

Attached as Exhibit 11(a)(2) are the certifications of the principal executive and principal financial officers required by Rule 30a-2 of the Investment Company Act.





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                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 CLIPPER FUND, INC.

By (Signature and Title)*    /s/ James H. Gipson
                             James H. Gipson, Chairman & President

Date                         September 21, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ James Gipson
                             James H. Gipson, Chairman & President

Date                         September 21, 2004


By (Signature and Title)*    /s/ Michael Kromm
                             Michael Kromm, Secretary & Treasurer

Date                         September 21, 2004



* Print the name and title of each signing officer under his or her signature.




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                                EXHIBIT 11(a)(1)

                               CLIPPER FUND, INC.

                               CODE OF ETHICS FOR
                PRINCIPAL OFFICERS AND SENIOR FINANCIAL OFFICERS

The Board of Directors (the "Board") of Clipper Fund, Inc. (the "Company") has adopted this Code of Ethics (the "Code") for the Company's Principal Officers and Senior Financial Officers (the "Officers") to guide and remind the Officers of their responsibilities to the Company, other Officers, shareholders of the Company, and governmental authorities. Officers are expected to act in accordance with the guidance and standards set forth in this Code.

For the purposes of this Code, the Company's Principal Officers and Senior Financial Officers shall include: the Principal Executive Officer; the Principal Financial Officer; the Principal Accounting Officer; the Controller; and any persons performing similar functions on behalf of the Company, regardless of whether such persons are employed by the Company or a third party.

This Code is intended to serve as the code of ethics described in Section 406 of The Sarbanes-Oxley Act of 2002 and Form N-CSR. To the extent that an Officer is subject to the Company's code of ethics adopted pursuant to Rule 17j-1 of the Investment Company Act of 1940, as amended (the "Rule 17j-1 Code"), this Code is intended to supplement and be interpreted in the context of the Rule 17j-1 Code. This Code also should be interpreted in the context of all applicable laws, regulations, the Company's Articles of Incorporation and Bylaws, as amended, and all other governance and disclosure policies and documents adopted by the Board. All Officers must become familiar and fully comply with this Code. Because this Code cannot and does not cover every applicable law or provide answers to all questions that might arise, all Officers are expected to use common sense about what is right and wrong, including a sense of when it is proper to seek guidance from others on the appropriate course of conduct.

The purpose of this Code is to set standards for the Officers that are reasonably designed to deter wrongdoing and are necessary to promote:

        o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        o full, fair, accurate, timely, and understandable disclosure in reports and documents that the Company files with, or submits to, the Securities and Exchange Commission (the "SEC") and in any other public communications by the Company;

        o compliance with applicable governmental laws, rules and regulations;

        o the prompt internal reporting of violations of the Code to the appropriate persons as set forth in the Code; and

        o      accountability for adherence to the Code.

1.    HONEST AND ETHICAL CONDUCT

a.    Honesty, Diligence and Professional Responsibility



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Officers are expected to observe both the form and the spirit of the ethical principles contained in this Code. Officers must perform their duties and responsibilities for the Company:

        o with honesty, diligence, and a commitment to professional and ethical responsibility;

        o      carefully, thoroughly and in a timely manner; and

        o in conformity with applicable professional and technical standards.

Officers who are certified public accountants are expected carry out their duties and responsibilities in a manner consistent with the principles governing the accounting profession, including any guidelines or principles issued by the Public Company Accounting Oversight Board or the American Institute of Certified Public Accountants from time to time.

b.    Objectivity / Avoidance of Undisclosed Conflicts of Interest

Officers are expected to maintain objectivity and avoid undisclosed conflicts of interest. In the performance of their duties and responsibilities for the Company, Officers must not subordinate their judgment to personal gain and advantage, or be unduly influenced by their own interests or by the interests of others. Officers must avoid participation in any activity or relationship that constitutes a conflict of interest unless that conflict has been completely disclosed to affected parties. Further, Officers should avoid participation in any activity or relationship that could create the appearance of a conflict of interest.

A conflict of interest would generally arise if an Officer directly or indirectly participated in any investment, interest, association, activity or relationship that may impair or appear to impair the Officer's objectivity.

Any Officer who may be involved in a situation or activity that might be a conflict of interest or give the appearance of a conflict of interest should consider reporting such situation or activity using the reporting procedures set forth in Section 4 of this Code.

The Audit Committee will not be responsible for monitoring or enforcing this conflict of interest policy, but rather each Officer is responsible for self-compliance with this conflict of interest policy.

c.    Preparation of Financial Statements

Officers must not knowingly make any misrepresentations regarding the Company's financial statements or any facts in the preparation of the Company's financial statements, and must comply with all applicable laws, standards, principles, guidelines, rules and regulations in the preparation of the Company's financial statements. This section is intended to prohibit:

        o making, or permitting or directing another to make, materially false or misleading entries in the Company's financial statements or records;

        o failing to correct the Company's financial statements or records that are materially false or misleading when he or she has the authority to record an entry; and

        o signing, or permitting or directing another to sign, a document containing materially false or misleading financial information.



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Officers must be scrupulous in their application of generally accepted accounting principles. No Officer may (i) express an opinion or state affirmatively that the financial statements or other financial data of the Company are presented in conformity with generally accepted accounting principles, or (ii) state that he or she is not aware of any material modifications that should be made to such statements or data in order for them to be in conformity with generally accepted accounting principles, if such statements or data contain any departure from generally accepted accounting principles then in effect in the United States.

Officers must follow the laws, standards, principles, guidelines, rules and regulations established by all applicable governmental bodies, commissions or other regulatory agencies in the preparation of financial statements, records and related information. If an Officer prepares financial statements, records or related information for purposes of reporting to such bodies, commissions or regulatory agencies, the Officer must follow the requirements of such organizations in addition to generally accepted accounting principles.

If an Officer and his or her supervisor have a disagreement or dispute relating to the preparation of financial statements or the recording of transactions, the Officer should take the following steps to ensure that the situation does not constitute an impermissible subordination of judgment:

        o The Officer should consider whether (i) the entry or the failure to record a transaction in the records, or (ii) the financial statement presentation or the nature or omission of disclosure in the financial statements, as proposed by the supervisor, represents the use of an acceptable alternative and does not materially misrepresent the facts or result in an omission of a material fact. If, after appropriate research or consultation, the Officer concludes that the matter has authoritative support and/or does not result in a material misrepresentation, the Officer need do nothing further.

        o If the Officer concludes that the financial statements or records could be materially misstated as a result of the Supervisor's determination, the Officer should follow the reporting procedures set forth in Section 4 of this Code.

d.    Obligations to the Independent Auditor of the Company

In dealing with the Company's independent auditor, Officers must be candid and not knowingly misrepresent facts or knowingly fail to disclose material facts, and must respond to specific inquiries and requests by the Company's independent auditor.

Officers must not take any action, or direct any person to take any action, to fraudulently influence, coerce, manipulate or mislead the Company's independent auditor in the performance of an audit of the Company's financial statements for the purpose of rendering such financial statements materially misleading.

2.    FULL, FAIR, ACCURATE, TIMELY AND UNDERSTANDABLE DISCLOSURE

It is the Company's policy to provide full, fair, accurate, timely, and understandable disclosure in reports and documents that the Company files with, or submits to, the SEC and in any other public communications by the Company. The Company has designed and implemented Disclosure Controls and Procedures to carry out this policy.

Officers are expected to use their best efforts to promote, facilitate, and prepare full, fair, accurate, timely, and understandable disclosure in all reports and documents that the Company files with, or submits to, the SEC and in any other public communications by the Company.



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Officers must review the Company's Disclosure Controls and Procedures to ensure they are aware of and carry out their duties and responsibilities in accordance with the Disclosure Controls and Procedures and the public reporting obligations of the Company. Officers are responsible for monitoring the integrity and effectiveness of the Company's Disclosure Controls and Procedures.

3.    COMPLIANCE WITH APPLICABLE LAWS, RULES AND REGULATIONS

Officers are expected to know, respect and comply with all laws, rules and regulations applicable to the conduct of the Company's business. If an Officer is in doubt about the legality or propriety of an action, business practice or policy, the Officer should seek advice from the Officer's supervisor or the Company's legal counsel.

In the performance of their work, Officers must not knowingly be a party to any illegal activity or engage in acts that are discreditable to the Company.

Officers are expected to promote the Company's compliance with applicable laws, rules and regulations. To promote such compliance, Officers may establish and maintain mechanisms to educate employees carrying out the finance and compliance functions of the Company about any applicable laws, rules or regulations that affect the operation of the finance and compliance functions and the Company generally.

4.    REPORTING OF ILLEGAL OR UNETHICAL BEHAVIOR

Officers should promptly report any conduct or actions by an Officer that do not comply with the law or with this Code. Officers and the Company shall adhere to the following reporting procedures:

        o Any Officer who questions whether a situation, activity or practice is acceptable must immediately report such practice to the Principal Executive Officer of the Company (or to an Officer who is the functional equivalent of this position) or to the Company's legal counsel. The person receiving the report shall consider the matter and respond to the Officer within a reasonable amount of time.

        o If the Officer is not satisfied with the response of the Principal Executive Officer or counsel, the Officer must report the matter to the Chairman of the Audit Committee. If the Chairman is unavailable, the Officer may report the matter to any other member of the Audit Committee. The person receiving the report shall consider the matter, refer it to the full Audit Committee if he or she deems appropriate, and respond to the Officer within a reasonable amount of time.

        o If, after receiving a response, the Officer concludes that appropriate action was not taken, he or she should consider any responsibility that may exist to communicate to third parties, such as regulatory authorities or the Company's independent auditor. In this matter, the Officer may wish to consult with his or her own legal counsel.

        o The Audit Committee and the Company will not be responsible for monitoring or enforcing this reporting of violations policy, but rather each Officer is responsible for self-compliance with this reporting of violations policy.



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        o      To the extent possible and as allowed by law, reports will be treated as confidential.

        o If the Audit Committee determines that an Officer violated this Code, failed to report a known or suspected violation of this Code, or provided intentionally false or malicious information in connection with an alleged violation of this Code, the Company may take disciplinary action against any such Officer to the extent the Audit Committee deems appropriate. No Officer will be disciplined for reporting a concern in good faith.

        o The Company and the Audit Committee may report violations of the law to the appropriate authorities.

5.    ACCOUNTABILITY AND APPLICABILITY

All Officers will be held accountable for adherence to this Code. On an annual basis, within 30 days of the beginning of each calendar year, each Officer shall certify in writing his or her receipt, familiarity and commitment to compliance with this Code, by signing the Acknowledgment Form.

This Code is applicable to all Officers, regardless of whether such persons are employed by the Company or a third party. If an Officer is aware of a person ("Potential Officer") who may be considered an Officer as defined by this Code, the Officer should inform legal counsel to the Company of such Potential Officer so that a determination can be made regarding whether such Potential Officer has completed or should complete an Acknowledgment Form. However, the absence of such a determination will not be deemed to relieve any person of his or her duties under this Code.

6.    DISCLOSURE OF THIS CODE

This Code shall be disclosed by at least one of the following methods in the manner prescribed by the SEC, unless otherwise required by law:

        o      by filing a copy of the Code with the SEC;

        o      by posting the text of the Code on the Company's website; or

        o by providing, without charge, a copy of the Code to any person upon request.

7. WAIVERS

Any waiver of this Code, including an implicit waiver, that has been granted to an Officer, may be made only by the Board or a committee of the Board to which such responsibility has been delegated, and must be disclosed by the Company in the manner prescribed by law and as set forth above in Section 6 (Disclosure of this Code).

8.    AMENDMENTS

This Code may be amended by the affirmative vote of a majority of the Board. Any amendment of this Code, must be disclosed by the Company in the manner prescribed by law and as set forth above in Section 6 (Disclosure of this Code), unless such amendment is deemed to be technical, administrative, or otherwise non-substantive. Any amendments to this Code will be provided to the Officers.



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Approved by the Board of Directors on June 9, 2003.



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                                EXHIBIT 11(a)(2)

                                 CERTIFICATIONS


I, James H. Gipson, certify that:

1. I have reviewed this report on Form N-CSR of Clipper Fund, Inc. (the "Fund");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. The Fund's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) for the Fund and have:

        a. designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Fund, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        b. evaluated the effectiveness of the Fund's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

        c. disclosed in this report any change in the Fund's internal control over financial reporting that occurred during the Fund's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting; and

4. The Fund's other certifying officer and I have disclosed to the Fund's auditors and the audit committee of the Fund's board of directors:

        a. all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Fund's ability to record, process, summarize, and report financial information; and

        b. any fraud, whether or not material, that involves management or other employees who have a significant role in the Fund's internal control over financial reporting.


Date: September 21, 2004

                              /s/ James H. Gipson
                              James H. Gipson
                              Chairman & President






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I, Michael Kromm, certify that:

1. I have reviewed this report on Form N-CSR of Clipper Fund, Inc. (the "Fund");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. The Fund's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) for the Fund and have:

        a. designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Fund, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        b. evaluated the effectiveness of the Fund's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

        c. disclosed in this report any change in the Fund's internal control over financial reporting that occurred during the Fund's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting; and

4. The Fund's other certifying officer and I have disclosed to the Fund's auditors and the audit committee of the Fund's board of directors:

        a. all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Fund's ability to record, process, summarize, and report financial information; and

        b. any fraud, whether or not material, that involves management or other employees who have a significant role in the Fund's internal control over financial reporting.


Date: September 21, 2004

                             /s/ Michael Kromm
                             Michael Kromm
                             Secretary & Treasurer